SCHEDULE OF OPTION ACTIVITY (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Number of Options Outstanding, Beginning	1,131,000
Weighted Average Exercise Price Outstanding, Beginning	$ 0.93
Intrinsic Value Outstanding, Beginning
Number of Options, Granted		1,131,000
Weighted Average Exercise Price, Granted	$ 0	$ 0.93
Number of Options, Exercised
Weighted Average Exercise Price, Exercised	$ 0	$ 0
Number of Options, Forfeited
Weighted Average Exercise Price, Forfeited	$ 0	$ 0
Number of Options Outstanding, Ending	1,131,000	1,131,000
Weighted Average Exercise Price Outstanding, Ending	$ 0.93	$ 0.93
Weighted Average Remaining Life In Years, Outstanding	4 years 6 months	4 years 9 months 18 days
Intrinsic Value Outstanding, Ending
Number of Options Exercisable Ending	1,103,500	783,500
Weighted Average Exercise Price, Exercisable Ending	$ 0.93	$ 0.93
Weighted Average Remaining Life In Years, Exercisable	4 years 6 months	4 years 9 months 18 days
Intrinsic Value Outstanding, Exercisable Ending